Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000007079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007079
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%	1.51%	1.13%
NACC2 Index: Short Municipal Debt Funds Average*
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Municipal Debt Funds Average*
Average Annual Return, Percent	4.47%	1.19%	1.13%
NACC2 Index: Tax-Exempt Money Market Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Exempt Money Market Funds Average
Average Annual Return, Percent	3.08%	1.28%	0.87%